Earnings/(loss) per ordinary share	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Earnings/(loss) per ordinary share
10. Earnings/(loss) per ordinary share

Basic earnings/(loss) per ordinary share	2022	2021	2020
Profit/(loss) available for equity holders ($m)	375	266	(260)
Basic weighted average number of ordinary shares (millions)	181	183	182
Basic earnings/(loss) per ordinary share (cents)	207.2	145.4	(142.9)

Diluted earnings/(loss) per ordinary share
Profit/(loss) available for equity holders ($m)	375	266	(260)
Diluted weighted average number of ordinary shares (millions)	182	184	182
Diluted earnings/(loss) per ordinary share (cents)	206.0	144.6	(142.9)
Basic and diluted share denominators are calculated as follows:

	2022 millions	2021 millions	2020 millions
Weighted average number of ordinary shares in issue	187	187	187
Weighted average number of treasury shares	(6)	(4)	(5)
Basic weighted average number of ordinary shares	181	183	182
Dilutive potential ordinary shares	1	1	–
Diluted weighted average number of ordinary shares	182	184	182
On 9 August 2022, the Company announced a $500m share buyback which commenced on the same day (see note 28). This share repurchase represents a reduction in share capital with a corresponding change in resources hence earnings per share has not been restated for prior periods.